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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21689
                                  ----------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 120 Club Oaks Court, Suite 200     Winston-Salem, North Carolina     20910
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions   225 Pictoria Drive, Suite 450   Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                     ---------------------------

Date of fiscal year end:         March 31, 2008
                          ---------------------------------------------

Date of reporting period:        December 31, 2007
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS -- 104.0%                             VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY -- 7.2%
      18,000    Limited Brands, Inc.                           $       340,740
      22,000    Lowe's Cos., Inc.                                      497,640
      24,000    Staples, Inc.                                          553,680
                                                               ---------------
                                                                     1,392,060
                                                               ---------------
                CONSUMER STAPLES -- 6.6%
       7,000    Energizer Holdings, Inc.*                              784,910
       6,374    PepsiCo, Inc.                                          483,786
                                                               ---------------
                                                                     1,268,696
                                                               ---------------
                ENERGY -- 19.2%
       6,500    Anadarko Petroleum Corp.                               426,985
      20,000    BJ Services Co.                                        485,200
       4,000    Core Laboratories N.V.*                                498,880
       9,100    Exxon Mobil Corp.                                      852,579
       6,500    Holly Corp.                                            330,785
      11,500    Schlumberger Ltd.                                    1,131,255
                                                               ---------------
                                                                     3,725,684
                                                               ---------------
                FINANCIALS -- 6.2%
      20,000    Blackstone Group LP (The)                              442,600
      20,000    Brown & Brown, Inc.                                    470,000
       9,304    U.S. Bancorp                                           295,309
                                                               ---------------
                                                                     1,207,909
                                                               ---------------
                HEALTH CARE -- 28.4%
      10,000    Barr Pharmaceuticals, Inc.*                            531,000
      14,000    Express Scripts, Inc.*                               1,022,000
       1,500    Intuitive Surgical, Inc.*                              486,750
       9,000    Johnson & Johnson                                      600,300
       9,000    Kinetic Concepts, Inc.*                                482,040
      12,000    Lincare Holdings, Inc.*                                421,920
      12,000    Medco Health Solutions, Inc.*                        1,216,800
       8,500    WellPoint, Inc.*                                       745,705
                                                               ---------------
                                                                     5,506,515
                                                               ---------------
                INDUSTRIALS -- 8.6%
      10,000    China Security & Surveillance Technology, Inc.*        218,400
       5,500    FedEx Corp.                                            490,435
      11,200    Norfolk Southern Corp.                                 564,928
       6,500    Raytheon Co.                                           394,550
                                                               ---------------
                                                                     1,668,313
                                                               ---------------

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS -- 104.0% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY -- 19.3%
       4,000    Apple, Inc.*                                   $       792,320
         900    Google, Inc. - Class A*                                622,332
       8,000    MEMC Electronic Materials, Inc.*                       707,920
       6,000    Research In Motion Ltd.*                               680,400
      14,000    SAP AG - Sponsored ADR                                 714,700
       2,500    VMware, Inc. - Class A*                                212,475
                                                               ---------------
                                                                     3,730,147
                                                               ---------------
                MATERIALS -- 1.5%
      55,000    Breakwater Resources Ltd.*                              94,875
      20,000    Lundin Mining Corp.*                                   191,800
                                                               ---------------
                                                                       286,675
                                                               ---------------
                TELECOMMUNICATIONS SERVICES -- 7.0%
      20,000    MetroPCS Communications, Inc.*                         389,000
      25,000    Nokia Oyj - ADR                                        959,750
                                                               ---------------
                                                                     1,348,750
                                                               ---------------

                TOTAL COMMON STOCKS (Cost $17,611,672)         $    20,134,749
                                                               ---------------

================================================================================
      SHARES    MONEY MARKET FUNDS -- 1.0%                          VALUE
--------------------------------------------------------------------------------
     195,608    Evergreen Institutional Money Market Fund -
                  Institutional Class (Cost $195,608)          $       195,608
                                                               ---------------

                TOTAL INVESTMENTS AT VALUE -- 105.0%
                  (Cost $17,807,280)                           $    20,330,357

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.0%)       (968,391)
                                                               ---------------

                NET ASSETS -- 100.0%                           $    19,361,966
                                                               ===============

* Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITES SOLD SHORT
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS -- 8.5%                               VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY -- 0.5%
       3,500    Home Depot, Inc. (The)                         $        94,290
                                                               ---------------
                CONSUMER STAPLES -- 3.7%
       2,000    Coca-Cola Co. (The)                                    122,740
      15,000    CVS Caremark Corp.                                     596,250
                                                               ---------------
                                                                       718,990
                                                               ---------------
                Health Care -- 1.1%
      10,000    Apria Healthcare Group, Inc.*                          215,700
                                                               ---------------

                INDUSTRIALS -- 1.1%
       1,200    Burlington Northern Santa Fe Corp.                      99,876
       1,600    United Parcel Service, Inc. - Class B                  113,152
                                                               ---------------
                                                                       213,028
                                                               ---------------
                INFORMATION TECHNOLOGY -- 1.4%
       9,000    Oracle Corp.*                                          203,220
       3,000    Yahoo!, Inc.*                                           69,780
                                                               ---------------
                                                                       273,000
                                                               ---------------
                TELECOMMUNICATIONS SERVICES -- 0.7%
       3,000    Leap Wireless International, Inc.*                     139,920
                                                               ---------------

                TOTAL SECURITIES SOLD SHORT
                (Proceeds $1,617,129)                          $     1,654,928
                                                               ===============

* Non-income producing security.

See accompanying notes to Schedule of Investments.

PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)


1.   SECURITIES VALUATION

The Piedmont Select Equity Fund's (the "Fund") investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2007:


          Tax  cost  of  portfolio  investments
          and securities sold short                      $16,195,969
                                                        =============

          Gross unrealized appreciation                 $  3,786,450
          Gross unrealized depreciation                   (1,306,990)
                                                        -------------

          Net unrealized appreciation                   $  2,479,460
                                                        =============

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Piedmont Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ David M. Clark, III
                          -----------------------------------------------------
                           David M. Clark, III, President and Treasurer

Date          February 28, 2008
      ------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ David M. Clark, III
                          ------------------------------------------------------
                           David M. Clark, III, President and Treasurer
                           (Principal Executive Officer and
                           Principal Financial Officer)

Date          February 28, 2008
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.